Revenue (Details Narrative) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
FG Group Holdings Inc [Member]
Disaggregation of Revenue [Line Items]
Unearned revenue		$ 0.8
Unearned revenue recognized		0.8
FG Group Holdings Inc [Member] | Long Term Projects [Member]
Disaggregation of Revenue [Line Items]
Unearned revenue recognized		0.2
Strong Global Entertainment Inc [Member]
Disaggregation of Revenue [Line Items]
Unearned revenue		0.7
Unearned revenue recognized		0.7
Unearned revenue	$ 0.4
Recognize revenue	0.1
Strong Global Entertainment Inc [Member] | Immaterial 2024 [Member]
Disaggregation of Revenue [Line Items]
Unearned revenue	$ 0.4
Strong Global Entertainment Inc [Member] | Long Term Projects [Member]
Disaggregation of Revenue [Line Items]
Unearned revenue recognized		$ 0.2